UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21422

Trust for Advised Portfolios
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, Wisconsin 53202
(Address of principal executive offices) (Zip code)

Christopher E. Kashmerick
Trust for Advised Portfolios
777 East Wisconsin Avenue, 10th Floor
Milwaukee, Wisconsin 53202
(Name and address of agent for service)

(626) 914-7385
Registrant's telephone number, including area code

Date of fiscal year end: June 30

Date of reporting period:  December 31, 2020

Item 1. Reports to Stockholders.

ZEVENBERGEN GROWTH FUND

INVESTOR CLASS (ZVNBX)

INSTITUTIONAL CLASS (ZVNIX)

ZEVENBERGEN GENEA FUND

INVESTOR CLASS (ZVGNX)

INSTITUTIONAL CLASS (ZVGIX)

SEMI ANNUAL REPORT TO SHAREHOLDERS

DECEMBER 31, 2020

Important Notice: In accordance with the U.S. Securities and Exchange Commission, shareholder reports will be available electronically beginning July 1, 2021. Accordingly, paper copies will no longer be mailed. Instead, at that time, the Zevenbergen Growth Fund and the Zevenbergen Genea Fund will send a notice, either by mail or e-mail, each time an updated report is available on the Fund’s website (www.zci.com/funds). Investors enrolled in electronic delivery will receive the notices by e-mail, with links to the updated report and will not need to take any action. Investors who are not enrolled in electronic delivery by July 1, 2021 will receive the notices in the mail.

All investors who prefer to receive shareholder reports in a printed format may, at any time, choose that option free of charge. Contact your financial intermediary to make this election, or direct investors can call 1-844-ZVNBRGN.

Zevenbergen Growth Fund
Allocation of Portfolio Holdings
(Calculated as a percentage of Total Investments)
December 31, 2020 (Unaudited)

*	Short-Term Investments consist of amounts held in money market funds. The Fund strategy does not seek to hold large cash balances (more than 5% of total investments), and any significant cash holdings are typically due to trade settlement timing.

Zevenbergen Growth Fund
Schedule of Investments
December 31, 2020 (Unaudited)

Number of Shares		Value
	COMMON STOCKS ― 98.8%
	CONSUMER DISCRETIONARY ― 38.8%

1,750	Amazon.com, Inc. (a)	$5,699,627
24,950	Chegg, Inc. (a)	2,253,734
28,000	Chewy, Inc. (a)	2,516,920
4,300	lululemon athletica inc. (a)	1,496,529
3,800	MercadoLibre, Inc. (a)	6,365,836
8,000	Netflix, Inc. (a)	4,325,840
19,000	Peloton Interactive, Inc. (a)	2,882,680
13,100	Tesla, Inc. (a)	9,244,277
7,050	The Trade Desk, Inc. (a)	5,647,050
67,475	Uber Technologies, Inc. (a)	3,441,225
		43,873,718

	CONSUMER STAPLES ― 0.9%
8,000	Beyond Meat, Inc. (a)	1,000,000

	FINANCIALS ― 1.6%
9,000	Goosehead Insurance, Inc.	1,122,840
5,700	Lemonade, Inc. (a)	698,250
		1,821,090

	HEALTH CARE ― 13.9%
20,100	Adaptive Biotechnologies Corporation (a)	1,188,513
42,400	Exact Sciences Corporation (a)	5,617,576
33,350	GoodRx Holdings, Inc. (a)	1,345,339
7,000	Seagen Inc. (a)	1,225,980
22,275	Teladoc Health, Inc. (a)	4,454,109
6,800	Veeva Systems Inc. (a)	1,851,300
		15,682,817

	INDUSTRIALS ― 8.1%
9,500	Paylocity Holding Corporation (a)	1,956,145
12,000	PayPal Holdings, Inc. (a)	2,810,400
20,300	Square, Inc. (a)	4,418,092
		9,184,637

	REAL ESTATE ― 5.6%
1,630	CoStar Group, Inc. (a)	1,506,576
37,100	Zillow Group, Inc. Class C (a)	4,815,580
		6,322,156

The accompanying notes are an integral part of these financial statements.

Zevenbergen Growth Fund
Schedule of Investments
December 31, 2020 (Unaudited)

Number of Shares		Value
	TECHNOLOGY ― 29.9%
6,405	Coupa Software Incorporated (a)	$2,170,719
8,140	NVIDIA Corporation	4,250,708
16,925	Okta, Inc. (a)	4,303,350
19,000	QUALCOMM Incorporated	2,894,460
10,175	RingCentral, Inc. (a)	3,856,020
6,100	ServiceNow, Inc. (a)	3,357,623
5,725	Shopify Inc. (a)	6,480,414
35,000	Snap Inc. (a)	1,752,450
1,650	Snowflake Inc. (a)	464,310
16,800	Sprout Social, Inc. (a)	762,888
13,200	Unity Software Inc. (a)	2,025,804
4,485	Zoom Video Communications, Inc. (a)	1,512,880
		33,831,626

	TOTAL COMMON STOCKS (Cost $59,290,789)	$111,716,044

	MONEY MARKET FUNDS ― 0.8%
972,040	First American U.S. Treasury Money Market Fund, Class Z, 0.01% (b)	972,040
	TOTAL SHORT-TERM INVESTMENTS (Cost $972,040)	$972,040

	TOTAL INVESTMENTS ― 99.6% (Cost $60,262,829)	112,688,084
	Other Assets in Excess of Liabilities ― 0.4%	441,301
	TOTAL NET ASSETS ― 100.0%	$113,129,385

(a):	Non Income Producing.

(b):	Variable rate security. The rate disclosed is the annualized seven-day effective yield as of December 31, 2020.

Zevenbergen Growth Fund Statement of Assets and Liabilities December 31, 2020 (Unaudited)

Assets
Investments in securities, at value (cost $60,262,829)	$112,688,084
Dividend and interest receivable	8
Receivable for Fund shares sold	1,491,744
Prepaid expenses	26,281
Total Assets	114,206,117

Liabilities
Payable for Fund shares redeemed	364,445
Payable for securities purchased	513,420
Payable to Adviser	141,047
Distribution fees - Investor Class	16,420
Accrued other expenses and other liabilities	41,400
Total Liabilities	1,076,732

Net Assets	$113,129,385

Components of Net Assets
Paid-in capital	$60,563,557
Total distributable earnings	52,565,828
Net Assets	$113,129,385

Investor Class:
Net assets	$43,437,235
Shares outstanding (unlimited number of shares authorized, no par value)	1,016,978
Net asset value, offering and redemption price per share *	$42.71

Institutional Class:
Net assets	$69,692,150
Shares outstanding (unlimited number of shares authorized, no par value)	1,609,623
Net asset value, offering and redemption price per share *	$43.30

*	Shares redeemed or exchanged within 90 days of purchase are charged a 1.00% redemption fee (Note 9).

The accompanying notes are an integral part of these financial statements.

Zevenbergen Growth Fund Statement of Operations For the Six Months Ended December 31, 2020 (Unaudited)

Investment Income
Dividends and interest income	$35,943

Expenses
Advisory fees	329,183
Administration fees (Note 3)	49,422
Shareholder servicing fees	48,856
Distribution fees - Investor Class	38,539
Transfer agent fees and expenses (Note 3)	21,160
Registration fees	20,782
Legal fees	10,844
Audit fees	7,912
Custody fees (Note 3)	7,626
Compliance fees (Note 3)	6,624
Trustees' fees	5,888
Shareholder reporting fees	2,128
Insurance fees	1,409
Miscellaneous expenses	954
Total expenses	551,327
Expenses waived and reimbursed by the Adviser (Note 3)	(93,602)
Net Expenses	457,725

Net Investment Loss	(421,782)

Realized and Unrealized Gain on Investments
Net realized gain on investments	1,343,231
Change in unrealized appreciation on investments	29,649,248
Net Realized and Unrealized Gain on Investments	30,992,479

Net Increase in Net Assets from Operations	$30,570,697

The accompanying notes are an integral part of these financial statements.

Zevenbergen Growth Fund Statements of Changes in Net Assets

Operations	For the Six Months Ended December 31, 2020 (Unaudited)	For the Year Ended June 30, 2020
Net investment loss	$(421,782)	$(272,739)
Net realized gain (loss) on investments	1,343,231	(499,239)
Net change in unrealized appreciation on investments	29,649,248	15,723,445
Net Increase in Net Assets from Operations	30,570,697	14,951,467

Distributions to shareholders from
Net realized loss on investments
Investor Class	(28,530)	—
Institutional Class	(44,888)	—
Total distributions to shareholders	(73,418)	—

Capital Transactions
Proceeds from shares sold
Investor Class	23,321,406	13,574,932
Institutional Class	26,892,096	15,697,643
Proceeds from shares reinvested
Investor Class	28,457	—
Institutional Class	44,273	—
Cost of shares redeemed
Investor Class	(9,791,865)	(3,969,298)
Institutional Class	(13,700,105)	(3,633,206)
Redemption fees
Investor Class	16,868	7,748
Institutional Class	27,952	17,169
Net Increase in Net Assets from Capital Share Transactions	26,839,082	21,694,988
Total Increase in Net Assets	57,336,361	36,646,455

Net Assets
Beginning of year	55,793,024	19,146,569
End of year	$113,129,385	$55,793,024

Capital Shares Transactions
Investor Class
Shares sold	650,184	601,012
Shares reinvested	631
Shares redeemed	(270,378)	(199,182)
Net increase in shares outstanding	380,437	401,830

Institutional Class
Shares sold	744,216	672,998
Shares reinvested	968
Shares redeemed	(404,110)	(169,981)
Net increase in shares outstanding	341,074	503,017

The accompanying notes are an integral part of these financial statements.

Zevenbergen Growth Fund
Financial Highlights
Investor Class

For a Capital Share Outstanding Throughout Each Period Presented:
	For the Six Months Ended December 31, 2020 (Unaudited)		For the Year Ended June 30, 2020	For the Year Ended June 30, 2019	For the Year Ended June 30, 2018	For the Year Ended June 30, 2017
Net Asset Value, Beginning of Period	$29.05		$19.00	$16.33	$12.27	$9.05

Gain (Loss) from Investment Operations:
Net investment loss (1)	(0.01)		(0.27)	(0.20)	(0.17)	(0.13)
Net realized and unrealized gain on investments	13.70		10.30	2.85	4.22	3.35
Total Gain from Investment Operations	13.69		10.03	2.65	4.05	3.22

Less Distributions from Net Realized Gain:	(0.03)		—	—	—	—

Redemption Fee Proceeds (1)	—	*	0.02	0.02	0.01	—

Net Asset Value, End of Period	$42.71		$29.05	$19.00	$16.33	$12.27

Total Return	47.02	%(2)	52.89%	16.35%	33.09%	35.58%

Supplemental Data and Ratios:
Net assets, end of period (in thousands)	$43,437		$18,492	$4,460	$1,292	$194
Ratio of expenses to average net assets
Before fees waived and reimbursed by the Adviser	1.52	%(3)	2.14%	2.78%	3.63%	5.89%
After fees waived and reimbursed by the Adviser	1.30	%(3)	1.30%	1.30%	1.30%	1.30%
Ratio of net investment loss to average net assets
Before fees waived and reimbursed by the Adviser	-1.44	%(3)	-2.12%	-2.69%	-3.53%	-5.76%
After fees waived and reimbursed by the Adviser	-1.21	%(3)	-1.28%	-1.21%	-1.20%	-1.17%
Portfolio turnover rate (4)	21.21	%(2)	38.74%	28.68%	31.12%	25.90%

*	Less than $0.01 per share
(1)	Per share amounts have been calculated using the average shares method
(2)	Not annualized
(3)	Annualized
(4)	Portfolio turnover rate is calculated for the Fund without distinguishing between classes.

The accompanying notes are an integral part of these financial statements.

Zevenbergen Growth Fund
Financial Highlights
Institutional Class

For a Capital Share Outstanding Throughout Each Period Presented:

	For the Six Months Ended December 31, 2020 (Unaudited)		For the Year Ended June 30, 2020	For the Year Ended June 30, 2019	For the Year Ended June 30, 2018	For the Year Ended June 30, 2017
Net Asset Value, Beginning of Period	$29.40		$19.18	$16.45	$12.33	$9.07

Gain (Loss) from Investment Operations:
Net investment loss (1)	—		(0.20)	(0.15)	(0.13)	(0.09)
Net realized and unrealized gain on investments	13.93		10.40	2.87	4.24	3.35
Total Gain from Investment Operations	13.93		10.20	2.72	4.11	3.26

Less Distributions from Net Realized Gain:	(0.03)		—	—	—	—

Redemption Fee Proceeds (1)	—	*	0.02	0.01	0.01	— *

Net Asset Value, End of Period	$43.30		$29.40	$19.18	$16.45	$12.33

Total Return	47.28	%(2)	53.28%	16.60%	33.41%	35.94%

Supplemental Data and Ratios:
Net assets, end of period (in thousands)	$69,692		$37,302	$14,686	$10,970	$6,427
Ratio of expenses to average net assets
Before fees waived and reimbursed by the Adviser	1.23	%(3)	1.90%	2.52%	3.55%	5.86%
After fees waived and reimbursed by the Adviser	1.00	%(3)	1.00%	1.00%	1.00%	1.00%
Ratio of net investment loss to average net assets
Before fees waived and reimbursed by the Adviser	-1.14	%(3)	-1.88%	-2.43%	-3.45%	-5.72%
After fees waived and reimbursed by the Adviser	-0.91	%(3)	-0.98%	-0.91%	-0.90%	-0.87%
Portfolio turnover rate (4)	21.21	%(2)	38.74%	28.68%	31.12%	25.90%

*	Less than $0.01 per share
(1)	Per share amounts have been calculated using the average shares method
(2)	Not annualized
(3)	Annualized
(4)	Portfolio turnover rate is calculated for the Fund without distinguishing between classes.

The accompanying notes are an integral part of these financial statements.

Zevenbergen Genea Fund
Allocation of Portfolio Holdings
(Calculated as a percentage of Total Investments)
December 31, 2020 (Unaudited)

*	Short-Term Investments consist of amounts held in money market funds. The Fund strategy does not seek to hold large cash balances (more than 5% of total investments), and any significant cash holdings are typically due to trade settlement timing.

Zevenbergen Genea Fund Schedule of Investments December 31, 2020 (Unaudited)

Number of
Shares		Value
	COMMON STOCKS ― 97.4%
	CONSUMER DISCRETIONARY ― 41.6%
2,640	Amazon.com, Inc. (a)	$8,598,295
42,550	Chegg, Inc. (a)	3,843,542
42,500	Chewy, Inc. (a)	3,820,325
20,085	Etsy, Inc. (a)	3,573,323
5,180	MercadoLibre, Inc. (a)	8,677,640
10,610	Netflix, Inc. (a)	5,737,145
44,860	Peloton Interactive, Inc. (a)	6,806,159
19,775	Tesla, Inc. (a)	13,954,624
10,290	The Trade Desk, Inc. (a)	8,242,290
104,800	Uber Technologies, Inc. (a)	5,344,800
		68,598,143
	CONSUMER STAPLES ― 1.2%
15,300	Beyond Meat, Inc. (a)	1,912,500
	FINANCIALS ― 2.7%
36,815	Lemonade, Inc. (a)	4,509,838
	HEALTH CARE ― 0.9%
38,345	GoodRx Holdings, Inc. (a)	1,546,837
	INDUSTRIALS ― 8.7%
20,650	Axon Enterprise, Inc. (a)	2,530,244
21,100	Bill.com Holdings, Inc. (a)	2,880,150
36,500	Square, Inc. (a)	7,943,860
37,868	Virgin Galactic Holdings, Inc. (a)	898,608
		14,252,862
	REAL ESTATE ― 4.9%
62,315	Zillow Group, Inc. Class C (a)	8,088,487
	TECHNOLOGY ― 37.4%
10,400	Coupa Software Incorporated (a)	3,524,664
29,300	Datadog, Inc. (a)	2,884,292
12,140	MongoDB, Inc. (a)	4,358,746
11,865	NVIDIA Corporation	6,195,903
21,375	Okta, Inc. (a)	5,434,807
84,030	Pinterest, Inc. (a)	5,537,577
6,050	ServiceNow, Inc. (a)	3,330,102
7,515	Shopify Inc. (a)	8,506,604

The accompanying notes are an integral part of these financial statements.

Zevenbergen Genea Fund Schedule of Investments December 31, 2020 (Unaudited)

Number of Shares		Value
	TECHNOLOGY ― 37.4% (Continued)
64,500	Snap Inc. (a)	$3,229,515
12,100	Snowflake Inc. (a)	3,404,940
37,540	Sprout Social, Inc. (a)	1,704,691
15,550	Twilio Inc. (a)	5,263,675
25,400	Unity Software Inc. (a)	3,898,138
12,850	Zoom Video Communications, Inc. (a)	4,334,562
		61,608,216
	TOTAL COMMON STOCKS
	(Cost $86,572,556)	$160,516,883

	SHORT-TERM INVESTMENTS ― 1.2%
2,046,095	First American U.S. Treasury Money Market Fund, Class Z, 0.01% (b)	2,046,095
	TOTAL SHORT-TERM INVESTMENTS (Cost $2,046,095)	$2,046,095

	TOTAL INVESTMENTS ― 98.6% (Cost $88,618,651)	162,562,978
	Other Assets in Excess of Liabilities ― 1.4%	2,373,139
	TOTAL NET ASSETS ― 100.0%	$164,936,117

(a):	Non Income Producing.

(b):	Variable rate security. The rate disclosed is the annualized seven-day effective yield as of December 31, 2020.

The accompanying notes are an integral part of these financial

Zevenbergen Genea Fund
Statement of Assets and Liabilities
December 31, 2020 (Unaudited)

Assets
Investments in securities, at value (cost $88,618,651)	$162,562,978
Receivable for Fund shares sold	2,832,120
Interest receivable	17
Prepaid expenses	28,753
Total Assets	165,423,868

Liabilities
Payable for Fund shares redeemed	164,876
Payable to Adviser	242,832
Distribution fees - Investor Class	24,013
Accrued other expenses and other liabilities	56,030
Total Liabilities	487,751

Net Assets	$164,936,117

Components of Net Assets
Paid-in capital	$94,164,454
Total distributable earnings	70,771,663
Net Assets	$164,936,117

Investor Class:
Net assets	$98,712,828
Shares outstanding (unlimited number of shares authorized, no par value)	1,817,008
Net asset value, offering and redemption price per share *	$54.33

Institutional Class:
Net assets	$66,223,289
Shares outstanding (unlimited number of shares authorized, no par value)	1,202,884
Net asset value, offering and redemption price per share *	$55.05

* Shares redeemed or exchanged within 90 days of purchase are charged a 1.00% redemption fee (Note 9).

The accompanying notes are an integral part of these financial statements.

Zevenbergen Genea Fund
Statement of Operations
For the Six Months Ended December 31, 2020 (Unaudited)

Investment Income
Dividends and interest income	$3,445

Expenses
Advisory fees	441,530
Distribution fees - Investor Class	71,149
Shareholder servicing fees	63,289
Administration fees (Note 3)	47,146
Transfer agent fees and expenses (Note 3)	22,044
Registration fees	17,713
Legal fees	11,914
Audit fees	7,912
Compliance fees (Note 3)	6,072
Trustees' fees	5,888
Shareholder reporting fees	4,600
Miscellaneous expenses	3,864
Custody fees (Note 3)	3,624
Insurance fees	1,472
Total expenses	708,217
Expenses waived by the Adviser (Note 3)	(83,190)
Net Expenses	625,027

Net Investment Loss	(621,582)

Realized and Unrealized Gain on Investments
Net realized gain on investments	1,233,689
Change in unrealized appreciation on investments	45,340,706
Net Realized and Unrealized Gain on Investments	46,574,395

Net Increase in Net Assets from Operations	$45,952,813

The accompanying notes are an integral part of these financial statements.

Zevenbergen Genea Fund
Statements of Changes in Net Assets

Operations	For the Six Months Ended December 31, 2020 (Unaudited)	For the Year Ended June 30, 2020
Net investment loss	$(621,582)	$(503,696)
Net realized gain (loss) on investments	1,233,689	(2,559,382)
Net change in unrealized appreciation on investments	45,340,706	17,999,600
Net Increase in Net Assets from Operations	45,952,813	14,936,522

Capital Transactions
Proceeds from shares sold
Investor Class	54,464,049	13,742,698
Institutional Class	27,862,666	6,071,493
Cost of shares redeemed
Investor Class	(15,190,154)	(17,810,000)
Institutional Class	(6,173,792)	(4,320,587)
Redemption fees
Investor Class	45,927	12,696
Institutional Class	32,945	10,340
Net Increase/(Decrease) in Net Assets from Capital Share Transactions	61,041,641	(2,293,360)

Total Increase in Net Assets	106,994,454	12,643,162

Net Assets
Beginning of year	57,941,663	45,298,501
End of year	$164,936,117	$57,941,663

Capital Shares Transactions
Investor Class
Shares sold	1,174,119	544,623
Shares reinvested	—	—
Shares redeemed	(339,760)	(815,815)
Net increase in shares outstanding	834,359	645,716

Institutional Class
Shares sold	590,649	248,310
Shares reinvested	—	—
Shares redeemed	(134,075)	(201,126)
Net increase in shares outstanding	456,574	265,641

The accompanying notes are an integral part of these financial statements.

Zevenbergen Genea Fund
Financial Highlights
Investor Class

For a Capital Share Outstanding Throughout Each Period Presented:
	For the Six Months Ended December 31, 2020 (Unaudited)		For the Year Ended June 30, 2020	For the Year Ended June 30, 2019	For the Year Ended June 30, 2018	For the Year Ended June 30, 2017
Net Asset Value, Beginning of Period	$33.34		$23.12	$20.77	$14.20	$9.40

Gain (Loss) from Investment Operations:
Net investment loss (1)	(0.01)		(0.32)	(0.29)	(0.23)	(0.16)
Net realized and unrealized gain on investments	21.00		10.53	2.68	6.79	4.96
Total Gain from Investment Operations	20.99		10.21	2.39	6.56	4.80

Less Distributions from Net Realized Gain:	—		—	(0.06)	—	—

Redemption Fee Proceeds (1)	—	*	0.01	0.02	0.01	— *

Net Asset Value, End of Period	$54.33		$33.34	$23.12	$20.77	$14.20

Total Return	62.96	%(2)	44.20%	11.72%	46.27%	51.06%

Supplemental Data and Ratios:
Net assets, end of period (in thousands)	$98,713		$32,763	$28,986	$12,633	$2,074
Ratio of expenses to average net assets
Before fees waived and reimbursed by the Adviser	1.57	%(3)	1.98%	2.09%	3.35%	7.96%
After fees waived and reimbursed by the Adviser	1.40	%(3)	1.40%	1.40%	1.40%	1.40%
Ratio of net investment loss to average net assets
Before fees waived and reimbursed by the Adviser	-1.56	%(3)	-1.96%	-2.04%	-3.27%	-7.89%
After fees waived and reimbursed by the Adviser	-1.39	%(3)	-1.38%	-1.35%	-1.32%	-1.33%
Portfolio turnover rate (4)	7.26	%(2)	61.63%	35.25%	22.35%	67.59%

*	Less than $0.01 per share
(1)	Per share amounts have been calculated using the average shares method
(2)	Not annualized
(3)	Annualized
(4)	Portfolio turnover rate is calculated for the Fund without distinguishing between classes.

The accompanying notes are an integral part of these financial statements.

Zevenbergen Genea Fund
Financial Highlights
Institutional Class

For a Capital Share Outstanding Throughout Each Period Presented:
	For the Six Months Ended December 31, 2020 (Unaudited)		For the Year Ended June 30, 2020	For the Year Ended June 30, 2019	For the Year Ended June 30, 2018	For the Year Ended June 30, 2017
Net Asset Value, Beginning of Period	$33.74		$23.33	$20.93	$14.30	$9.41

Gain (Loss) from Investment Operations:
Net investment loss (1)	(0.01)		(0.25)	(0.22)	(0.18)	(0.12)
Net realized and unrealized gain on investments	21.32		10.65	2.66	6.80	4.99
Total Gain from Investment Operations	21.31		10.40	2.44	6.62	4.87

Less Distributions from Net Realized Gain:	—		—	(0.06)	—	—

Redemption Fee Proceeds (1)	—	*	0.01	0.02	0.01	0.02

Net Asset Value, End of Period	$55.05		$33.74	$23.33	$20.93	$14.30

Total Return	63.16	%(2)	44.62%	11.87%	46.36%	51.97%

Supplemental Data and Ratios:
Net assets, end of period (in thousands)	$66,223		$25,179	$16,312	$9,073	$3,669
Ratio of expenses to average net assets
Before fees waived and reimbursed by the Adviser	1.27	%(3)	1.70%	1.80%	3.21%	8.08%
After fees waived and reimbursed by the Adviser	1.10	%(3)	1.10%	1.10%	1.10%	1.10%
Ratio of net investment loss to average net assets
Before fees waived and reimbursed by the Adviser	-1.26	%(3)	-1.68%	-1.75%	-3.14%	-8.02%
After fees waived and reimbursed by the Adviser	-1.09	%(3)	-1.08%	-1.05%	-1.03%	-1.04%
Portfolio turnover rate (4)	7.26	%(2)	61.63%	35.25%	22.35%	67.59%

*	Less than $0.01 per share
(1)	Per share amounts have been calculated using the average shares method
(2)	Not annualized
(3)	Annualized
(4)	Portfolio turnover rate is calculated for the Fund without distinguishing between classes.

The accompanying notes are an integral part of these financial statements.

Zevenbergen Funds
Notes to the Financial Statements
December 31, 2020 (Unaudited)

NOTE 1 – ORGANIZATION

Zevenbergen Growth Fund (the “Growth Fund”) and Zevenbergen Genea Fund (the “Genea Fund”; each a “Fund” collectively the “Funds”) are non-diversified series of Trust for Advised Portfolios (the “Trust”). The Trust, a Delaware Statutory Trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end management investment company. Zevenbergen Capital Investments LLC (the “Adviser”) serves as the investment manager to the Funds. The inception date of the Funds was August 31, 2015. The Funds’ investment objective is long-term capital appreciation.

Growth Fund and Genea Fund, each, currently offer two classes of shares, Institutional Class and Investor Class. Each share class represents an equal interest in the Fund, except the difference of class specific expenses, which reflects the difference in the range of services provided to each class. Income, expenses (other than class specific), and realized and unrealized gains and losses on investments are allocated daily to each class based on relative net assets.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) for investment companies. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board Accounting Standards Codification Topic 946. The presentation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the period. Actual results may differ from those estimates.

A. Securities Valuation

The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Funds’ own market assumptions (unobservable inputs). The inputs or methodology used in determining the value of each Fund’s investments are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized into three broad categories as defined below:

Level 1 -	Quoted prices in active markets for identical securities. An active market for a security is a market in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis. A quoted price in an active market provides the most reliable evidence of fair value.

Level 2 -	Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 -	Significant unobservable inputs, including the Funds’ own assumptions in determining fair value of investments.

Equity securities that are traded on a national securities exchange are stated at the last reported sales price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Short-term investments classified as money market instruments are valued at NAV. These investments are categorized as Level 1 of the fair value hierarchy.

Zevenbergen Funds
Notes to the Financial Statements
December 31, 2020 (Unaudited)

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES (Continued)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the fair values of the Funds’ investments in each category investment type as of December 31, 2020:

Growth Fund

Description	Level 1	Level 2	Level 3	Total
Assets
Common Stocks	$111,716,044	$—	$—	$111,716,044
Short-Term Investments	972,040	—	—	972,040
Total Assets	$112,688,084	$—	$—	$112,688,084

Growth Fund

Description	Level 1	Level 2	Level 3	Total
Assets
Common Stocks	$160,516,883	$—	$—	$160,516,883
Short-Term Investments	2,046,095	—	—	2,046,095
Total Assets	$162,562,978	$—	$—	$162,562,978

Please refer to the Schedule of Investments for further classification.

B. Security Transactions, Investment Income and Distributions

The Funds record security transactions based on trade date. Realized gains and losses on sales of securities are calculated by comparing the original cost of the specifically identified security lot sold with the net sales proceeds. Dividend income is recognized on the ex-dividend date, and interest income is recognized on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Trust’s understanding of the applicable country’s tax rules and rates.

C. Federal Income Taxes

The Funds have elected to be taxed as Regulated Investment Companies (“RIC”) under the U.S. Internal Revenue Code of 1986, as amended, and intend to maintain this qualification and to distribute substantially all of their net taxable income to their shareholders. Therefore no provision is made for federal income taxes. Due to the timing of dividend distributions (if any) and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Funds.

Management of the Funds is required to analyze all open tax years, as defined by IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of and during the period ended December 31, 2020, the Funds did not have a liability for any unrecognized tax benefits. Generally, tax authorities can examine tax returns filed for the preceding three years. As of December 31, 2020, the tax years ended June 30, 2020, June 30, 2019, and June 30, 2018, are open to examination. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Zevenbergen Funds
Notes to the Financial Statements
December 31, 2020 (Unaudited)

NOTE 3 – INVESTMENT MANAGEMENT AGREEMENT AND OTHER RELATED PARTY TRANSACTIONS

The Trust entered into an agreement for the Adviser to furnish investment advisory services to the Funds. Under the terms of this agreement, Growth Fund and Genea Fund will pay the Adviser a monthly fee based on each Fund’s average daily net assets at the annual rate of 0.80% and 0.90%, respectively.

The Adviser has contractually agreed to waive its management fee and/or reimburse each Fund’s operating expenses (excluding shareholder servicing fees, any front-end or contingent deferred loads, taxes, leverage interest, brokerage commissions, acquired fund fees and expenses, merger or reorganization-related expenses, portfolio transaction expenses, interest expense and dividends paid on short sales, and extraordinary expenses) to ensure they do not exceed, on an annual basis, the expense limitations, expressed as a percentage rate of the average daily net assets of each Fund, listed below. Waivers or reimbursements are calculated daily and settled monthly or quarterly in conjunction with each Fund's payment of advisory fees.

Fund	Investor Class	Institutional Class
Growth Fund	1.15%	0.90%
Genea Fund	1.25%	1.00%

See Note 6 – Shareholder Servicing Plan for shareholder servicing fees charged in addition to fees outlined in this table.

The Adviser is permitted to recapture amounts waived and/or reimbursed to a class within three years if the class’s total annual operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred, however, in no case will the Adviser recapture any amount that would result, on any particular business day of the Funds, in the class’s total annual operating expenses exceeding the expense cap or any other lower limit then in effect.

At December 31, 2020, the expenses reimbursed and contractual fees waived by the Adviser and subject to potential recapture by period were as follows:

Fiscal Year waived/reimbursed	Growth Fund	Genea Fund	Expiration
FYE June 30, 2018	$107,238	$107,463	June 30, 2021
FYE June 30, 2019	227,826	224,757	June 30, 2022
FYE June 30, 2020	230,107	236,776	June 30, 2023
FYE June 30, 2021	93,602	83,190	December 31, 2023
	$658,773	$652,186

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”), serves as the Funds’ administrator and fund accountant and transfer agent. The officers of the Trust are employees of Fund Services. U.S. Bank serves as the Funds’ custodian and provides compliance services to the Funds. Quasar Distributors, LLC (“Quasar” or the “Distributor”), an affiliate of Fund Services until March 31, 2020, acts as the Funds’ distributor and principal underwriter. For the six months ended December 31, 2020, the Funds incurred the following expenses for administration and fund accounting, custody, transfer agent and compliance fees:

	Growth Fund	Genea Fund
Administration	$49,422	$47,146
Custody	7,626	3,624
Transfer Agency	21,160	22,044
Chief Compliance Officer	6,624	6,072

Zevenbergen Funds
Notes to the Financial Statements
December 31, 2020 (Unaudited)

At December 31, 2020, the Funds had payables due to Fund Services and its affiliates for administration and fund accounting, custody, transfer agent and compliance fees in the following amounts:

	Growth Fund	Genea Fund
Administration	$12,815	$12,110
Custody	1,639	2,331
Transfer Agency	3,193	4,887
Chief Compliance Officer	2,493	2,952

The above payable amounts are included in the Accrued other expenses and other liabilities line item in the Statement of Assets and Liabilities.

The Independent Trustees were paid $11,776 for their services to the Funds during the six months ended December 31, 2020. No compensation is paid directly by the Funds to the Interested Trustee or officers of the Trust.

NOTE 4 – INVESTMENT TRANSACTIONS

Purchases and sales of investment securities (excluding short-term investments) for each Fund for the six months ended December 31, 2020, were as follows:

Growth Fund
Purchases	$42,379,419
Sales	$17,299,901
Genea Fund
Purchases	$63,628,128
Sales	$7,093,666

NOTE 5 – FEDERAL INCOME TAX INFORMATION

At June 30, 2020, the components of distributable earnings for income tax purposes were as follows:

	Growth	Genea
	Fund	Fund

Cost of investments	$33,129,054	$29,897,596
Gross unrealized appreciation	23,113,394	28,956,567
Gross unrealized depreciation	(357,006)	(673,955)
Net unrealized appreciation on investments	22,756,388	28,282,612

Undistributed ordinary income	—	—
Undistributed long-term capital gains	—	—
Accumulated earnings	—	—

Capital loss carryforwards	(523,514)	(3,331,481)
Other book/tax temporary differences	(164,325)	(132,281)
Total distributable earnings	$22,068,549	$24,818,850

The difference between book basis and tax basis unrealized appreciation/(depreciation) is attributable in part to the tax deferral of losses on wash sales.

Zevenbergen Funds
Notes to the Financial Statements
December 31, 2020 (Unaudited)

GAAP requires that certain components of net assets be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the year ended June 30, 2020, permanent differences, due to net operating losses, in book and tax accounting have been reclassified to capital and distributable earnings as follows:

	Distributable Earnings	Paid In Capital
Growth Fund	$189,971	$(189,971)
Genea Fund	$608,595	$(608,595)

The following table summarizes the characteristics of distributions paid during the six months ended December 31, 2020:

	Short-Term	Long-Term	Total
	Capital Gains	Capital Gains	Distributions Paid
Growth Fund	$—	$73,415	$—
Genea Fund	—	$—	$—

No distributions were paid by the Growth Fund or Genea Fund during the year ended June 30, 2020.

The Funds are required, in order to meet certain excise tax requirements, to measure and distribute annually, net capital gains realized during the twelve month period ending October 31. In connection with this requirement, the Funds are permitted, for tax purposes, to defer into their next fiscal year any net capital losses incurred from November 1 through the end of the fiscal year. Late year losses incurred after December 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. At June 30, 2020, the Funds deferred the following, on a tax basis, losses:

	Late Year Loss	Post October Loss
Growth Fund	$(164,325)	$—
Genea Fund	$(132,281)	$—

At June 30, 2020, the Funds had capital loss carryforwards, which reduce the Funds’ taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Funds of any liability for federal tax. Pursuant to the Internal Revenue Code, the character of such capital loss carryforwards is as follows:

	Capital Loss Carryforwards Not Subject to Expiration
	Short-Term	Long-Term	Total
Growth Fund	$(523,514)	$—	$(523,514)
Genea Fund	$(3,331,481)	$—	$(3,331,481)

Zevenbergen Funds
Notes to the Financial Statements
December 31, 2020 (Unaudited)

NOTE 6 – SHAREHOLDER SERVICING PLAN

The Trust, on behalf of the Funds, has adopted a Shareholder Servicing Plan to pay a fee at an annual rate on average daily net assets as follows:

Fund	Investor Class	Institutional Class
Growth Fund	0.15%	0.10%
Genea Fund	0.15%	0.10%

The Shareholder Servicing Plan authorizes payment of a shareholder servicing fee to the financial intermediaries and other service providers who provide administrative and support services to Fund shareholders.

For the six months ended December 31, 2020, class specific Shareholder Servicing fees were as follows:

Fund	Investor Class	Institutional Class
Growth Fund	$23,123	$25,733
Genea Fund	42,690	27,284

NOTE 7 – DISTRIBUTION PLAN

The Trust, on behalf of the Funds, has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act that allows each Fund to pay distribution fees for the sale and distribution of its Investor Class shares. The Plan provides for the payment of distribution fees at the annual rate of up to 0.25% of average daily net assets of the Investor Class shares. For the six months ended December 31, 2020, distribution fees incurred are disclosed on the Statement of Operations.

NOTE 8 – COMMITMENTS AND CONTINGENCIES

In the normal course of business, each Fund enters into contracts that provide general indemnifications by each Fund to the counterparty to the contract. Each Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against each Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

NOTE 9 – REDEMPTION FEES

Each Fund charges a 1.00% redemption fee on the redemption of Investor Class and Institutional Class shares held for 90 days or less. This fee (which is paid into the Fund) is imposed in order to help offset the transaction costs and administrative expenses associated with the activities of short-term “market timers” that engage in the frequent purchase and sale of Fund shares. The fee is accounted for as an addition to paid-in capital. Each Fund reserves the right to modify the terms of or terminate the fee at any time. There are limited exceptions to the imposition of the redemption fee. Please refer to Statements of Changes in Net Assets for fees recognized.

NOTE 10 – SUBSEQUENT EVENTS

In preparing these financial statements, the Funds have evaluated events and transactions for potential recognition or disclosure through the date the financial statements were available to be issued. The Funds have determined that there were no subsequent events that would need to be disclosed in the Funds’ financial statements.

Zevenbergen Funds
Notes to the Financial Statements
December 31, 2020 (Unaudited)

NOTE 11 – COVID-19 RISK

The global outbreak of COVID-19 (commonly referred to as “coronavirus”) has disrupted economic markets and the prolonged economic impact is uncertain. The ultimate economic fallout from the pandemic, and the long-term impact on economies, markets, industries and individual issuers, are not known. The operational and financial performance of the issuers of securities in which the Funds invest depend on future developments, including the duration and spread of the outbreak, and such uncertainty may in turn adversely affect the value and liquidity of the Funds’ investments, impair the Funds’ ability to satisfy redemption requests, and negatively impact the Funds’ performance.

NOTE 12 – NEW ACCOUNTING PRONOUNCEMENT

In August 2018, FASB issued ASU 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework — Changes to the Disclosure Requirements for Fair Value Measurement (“ASU 2018-13”). The primary focus of ASU 2018-13 is to improve the effectiveness of the disclosure requirements for fair value measurements. The changes affect all companies that are required to include fair value measurement disclosures. In general, the amendments in ASU 2018-13 are effective for all entities for fiscal years and interim periods within those fiscal years, beginning after December 15, 2019. The Funds have adopted all applicable provisions of ASU 2018-13.

Zevenbergen Funds
Expense Example
December 31, 2020 (Unaudited)

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including redemption fees; and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the six month period and held for the entire six month period from July 1, 2020 to December 31, 2020 (the “six month period”).

Actual Expenses

The “Actual Fund Return” lines in the table below provide information about actual account values and actual expenses. You may use the information in these lines, together with the amount you invested, to estimate the expenses you paid over the six month period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 equals 8.6), then multiply the result by the number in the corresponding line under the heading entitled “Expenses Paid During the Six Month Period” to estimate the expenses you paid on your account during the six month period.

Hypothetical Example for Comparison Purposes

The information in the table with the lines titled “Hypothetical 5% Return” provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the six month period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as redemption fees. Therefore, the information in the lines titled “Hypothetical 5% Return” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if transactional costs were included, your costs would have been higher.

Expenses Paid During the Six Month Period

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Six Month Period (1)

Growth Fund
Investor Class
Actual Fund Return	$1,000.00	$1,471.20	1.30%	$8.10
Hypothetical 5% Return	$1,000.00	$1,018.65	1.30%	$6.61

Institutional Class
Actual Fund Return	$1,000.00	$1,473.20	1.00%	$6.23
Hypothetical 5% Return	$1,000.00	$1,020.16	1.00%	$5.09

Genea Fund
Investor Class
Actual Fund Return	$1,000.00	$1,630.60	1.40%	$9.28
Hypothetical 5% Return	$1,000.00	$1,018.15	1.40%	$7.12

Institutional Class
Actual Fund Return	$1,000.00	$1,633.00	1.10%	$7.30
Hypothetical 5% Return	$1,000.00	$1,019.66	1.10%	$5.60
(1)	Expenses are equal to each of the Funds’ annualized expense ratio as indicated, multiplied by the average account value over the six month period, multiplied by 184/366 (to reflect the “six month period”)

Zevenbergen Funds

Additional Information

December 31, 2020 (Unaudited)

Form N-Q

The Funds file a complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year on Form N-Q or Part F of Form N-PORT (beginning with filings after March 31, 2020). The Funds’ Forms N-Q or Part F of Form N-PORT are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800- SEC-0330.

Proxy Voting

You may obtain a description of the Funds’ proxy voting policy and voting records, without charge, upon request by contacting the Funds directly at 1-844-986-2746 or on the EDGAR Database on the SEC’s website at www.sec.gov. The Funds file their proxy voting records annually as of June 30, with the SEC on Form N-PX. The Funds’ Form N-PX is available without charge by visiting the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. You may obtain information on the operation of the Public Reference Room by calling 1-800-SEC-0330.

Approval of Investment Advisory Agreement (Unaudited)

Zevenbergen Growth Fund

At a meeting held on August 13 and 14, 2020, the Board of the Trust, including all Trustees who are not “interested persons” of the Trust (“Independent Trustees”), as that term is defined in the Investment Company Act of 1940, considered and approved the continuance of the investment advisory agreement (“Advisory Agreement”) with Zevenbergen Capital Investments LLC (the “Adviser”), for the Zevenbergen Growth Fund (the “Fund”).

Ahead of the August meeting, the Board received and reviewed substantial information regarding the Fund, the Adviser and the services provided by the Adviser to the Fund under the Advisory Agreement. This information formed the primary (but not exclusive) basis for the Board’s determinations. The information prepared specifically for the annual review of the Advisory Agreement supplemented the information provided to the Board and its committees throughout the year. The Board and its committees met regularly during the year and the information provided and topics discussed at such meetings were relevant to the review of the Advisory Agreement. Some of these reports and other data included, among other things, materials that outlined the investment performance of the Fund; compliance, regulatory, and risk management matters; the trading practices of the Adviser; valuation of investments; fund expenses; and overall market and regulatory developments. The Trustees considered the review of the Advisory Agreement to be an ongoing process and employed the accumulated information, knowledge, and experience they had gained during their tenure on the Board governing the Fund and working with the Adviser in their review of the Advisory Agreement. The Independent Trustees were advised by independent legal counsel during the annual review process as well as throughout the year, including meeting in executive sessions with such counsel without representatives from the Adviser present. In connection with their annual review, the Independent Trustees also received a memorandum from independent legal counsel outlining their fiduciary duties and legal standards in reviewing the Advisory Agreement.

In considering the continuance of the Advisory Agreement, the Board evaluated the following factors and made the following determinations. In its deliberations, the Board did not identify any single factor or piece of information as all important, controlling, or determinative of its decision, and each Trustee may have attributed different weights to the various factors and information.

●	In considering the nature, extent and quality of the services provided by the Adviser, the Trustees considered the Adviser’s specific responsibilities in all aspects of the day-to-day management of the Fund, as well as the qualifications, experience and responsibilities of the portfolio managers and other key personnel involved in the day-to-day activities of the Fund. The Board also considered the resources and compliance structure of the Adviser, including information regarding its compliance program, chief compliance officer, and compliance record and its disaster recovery/business continuity plan, including how the Adviser has operated through the COVID-19 pandemic. The Board also considered the existing relationship between the Adviser and the Trust, as well as the Board’s knowledge of the Adviser’s operations, and noted that during its February 2020 meeting it met with representatives of the Adviser to discuss Fund performance and investment outlook, as well as various marketing and compliance topics, including the Adviser’s risk management process. The Board concluded that the Adviser had sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its duties under the Advisory Agreement and that, in the Board’s view, the nature, overall quality, and extent of the management services provided were and would continue to be satisfactory and reliable.

Zevenbergen Funds

Additional Information

December 31, 2020 (Unaudited)

●	In assessing the quality of the portfolio management delivered by the Adviser, the Board reviewed the performance of the Fund on both an absolute basis and in comparison to its peer group, relevant benchmark index, and a comparable composite of accounts managed by the Adviser. The Board considered that the Fund had significantly outperformed relative to its peer group median/average and its benchmark index for all periods as of June 30, 2020. The Board also considered that the Fund performed in-line with the Adviser’s composite performance for all periods as of June 30, 2020. The Board noted that the Fund had a performance record of nearly five years. The Board also considered the secular growth exposure of the Fund’s strategy and the long-term performance of the Adviser’s separately managed accounts.

●	The Trustees also reviewed the cost of the services, and the structure and level of advisory fee payable by the Fund, including a comparison of the fee to fees charged by a peer group of funds. The Board noted that the Adviser had contractually agreed to maintain an annual expense cap for each of the Fund’s classes. The Board noted that the Fund’s advisory fee was higher than, and the net expense ratio was slightly higher than, its peer group median/average. After reviewing the materials that were provided, the Trustees noted that the fee to be received by the Adviser was within the range of advisory fees charged to comparable funds and concluded that such fee was fair and reasonable.

●	The Trustees considered whether, based on the asset size of the Fund, economies of scale had been achieved. The Board also considered the Adviser’s commitment to maintain its caps on Fund expenses. The Trustees concluded that they will have the opportunity to periodically reexamine whether economies of scale have been achieved.

●	The Trustees considered the profitability of the Adviser from managing the Fund. In assessing the Adviser’s profitability, the Trustees reviewed the Adviser’s financial information that was provided in the materials and took into account both the direct and indirect benefits to the Adviser from managing the Fund. The Trustees concluded that the Adviser’s profits from managing the Fund were not excessive and, after a review of the relevant financial information, that the Adviser appeared to have adequate capitalization and/or would maintain adequate profit levels to support the Fund.

Zevenbergen Genea Fund

At a meeting held on August 13 and 14, 2020, the Board of the Trust, including all Trustees who are not “interested persons” of the Trust (“Independent Trustees”), as that term is defined in the Investment Company Act of 1940, considered and approved the continuance of the investment advisory agreement (“Advisory Agreement”) with Zevenbergen Capital Investments LLC (the “Adviser”), for the Zevenbergen Genea Fund (the “Fund”).

Ahead of the August meeting, the Board received and reviewed substantial information regarding the Fund, the Adviser and the services provided by the Adviser to the Fund under the Advisory Agreement. This information formed the primary (but not exclusive) basis for the Board’s determinations. The information prepared specifically for the annual review of the Advisory Agreement supplemented the information provided to the Board and its committees throughout the year. The Board and its committees met regularly during the year and the information provided and topics discussed at such meetings were relevant to the review of the Advisory Agreement. Some of these reports and other data included, among other things, materials that outlined the investment performance of the Fund; compliance, regulatory, and risk management matters; the trading practices of the Adviser; valuation of investments; fund expenses; and overall market and regulatory developments. The Trustees considered the review of the Advisory Agreement to be an ongoing process and employed the accumulated information, knowledge, and experience they had gained during their tenure on the Board governing the Fund and working with the Adviser in their review of the Advisory Agreement. The Independent Trustees were advised by independent legal counsel during the annual review process as well as throughout the year, including meeting in executive sessions with such counsel without representatives from the Adviser present. In connection with their annual review, the Independent Trustees also received a memorandum from independent legal counsel outlining their fiduciary duties and legal standards in reviewing the Advisory Agreement.

Zevenbergen Funds

Additional Information

December 31, 2020 (Unaudited)

In considering the continuance of the Advisory Agreement, the Board evaluated the following factors and made the following determinations. In its deliberations, the Board did not identify any single factor or piece of information as all important, controlling, or determinative of its decision, and each Trustee may have attributed different weights to the various factors and information.

●	In considering the nature, extent and quality of the services provided by the Adviser, the Trustees considered the Adviser’s specific responsibilities in all aspects of the day-to-day management of the Fund, as well as the qualifications, experience and responsibilities of the portfolio managers and other key personnel who are involved in the day-to-day activities of the Fund. The Board also considered the Adviser’s resources and compliance structure, including information regarding its compliance program, chief compliance officer, and compliance record, and its disaster recovery/business continuity plan, including how the Adviser has operated through the COVID-19 pandemic. The Board also considered the existing relationship between the Adviser and the Trust, as well as the Board’s knowledge of the Adviser’s operations, and noted that during its February 2020 meeting it met with representatives of the Adviser to discuss Fund performance and investment outlook, as well as various marketing and compliance topics, including the Adviser’s risk management process. The Board concluded that the Adviser had sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its duties under the Advisory Agreement and that, in the Board’s view, the nature, overall quality, and extent of the management services provided were and would continue to be satisfactory and reliable.

●	In assessing the quality of the portfolio management delivered by the Adviser, the Board reviewed the performance of the Fund on both an absolute basis and in comparison to its peer group, relevant benchmark index, and a comparable composite of accounts managed by the Adviser. The Board considered that the Fund had significantly outperformed relative to its peer group average/median and its benchmark index for all periods as of June 30, 2020, and that its performance was slightly lower than the Adviser’s composite performance for all periods as of June 30, 2020. The Board noted that the Fund had a performance record of nearly five years. The Board also considered the secular growth exposure of the Fund’s strategy and the long-term performance of the Adviser’s separately managed accounts.

●	The Trustees also reviewed the cost of the services, and the structure and level of advisory fees payable by the Fund, including a comparison of the fee to fees payable by a peer group of funds. The Board noted that the Adviser had contractually agreed to maintain an annual expense cap for each of the Fund’s classes. The Board noted that the Fund’s advisory fee and net expense ratio were higher than its peer group median/average, but were within the peer group range. After reviewing the materials that were provided, the Trustees concluded that the fee to be received by the Adviser was fair and reasonable.

●	The Trustees considered whether, based on the asset size of the Fund, economies of scale had been achieved. The Board also considered the Adviser’s commitment to maintain its caps on Fund expenses. The Trustees concluded that they will have the opportunity to periodically reexamine whether economies of scale have been achieved.

●	The Trustees considered the profitability of the Adviser from managing the Fund. In assessing the Adviser’s profitability, the Trustees reviewed the Adviser’s financial information that was provided in the materials and took into account both the direct and indirect benefits to The Adviser from managing the Fund. The Trustees concluded that the Adviser’s profits from managing the Fund were not excessive and, after a review of the relevant financial information, that the Adviser appeared to have adequate capitalization and/or would maintain adequate profit levels to support the Fund.

PRIVACY NOTICE

The Funds collect non-public information about you from the following sources:

●	Information we receive about you on applications or other forms;

●	Information you give us orally; and/or

●	Information about your transactions with us or others.

We do not disclose any non-public personal information about our customers or former customers without the customer’s authorization, except as permitted by law or in response to inquiries from governmental authorities. We may share information with affiliated and unaffiliated third parties with whom we have contracts for servicing the Funds. We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibilities. We maintain physical, electronic and procedural safeguards to guard your non-public personal information and require third parties to treat your personal information with the same high degree of confidentiality.

In the event that you hold shares of the Funds through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared by those entities with unaffiliated third parties.

Investment Adviser

Zevenbergen Capital Investments LLC

601 Union Street, Suite 4600

Seattle, Washington 98101

Distributor

Quasar Distributors, LLC

111 East Kilbourn Ave. Suite 2200

Milwaukee, Wisconsin 53202

Custodian

U.S. Bank National Association

Custody Operations

1555 North River Center Drive, Suite 302

Milwaukee, Wisconsin 53212

Transfer Agent, Fund Accountant and Fund Administrator

U.S. Bancorp Fund Services, LLC

615 East Michigan Street

Milwaukee, Wisconsin 53202

Independent Registered Public Accounting Firm

BBD, LLP

1835 Market Street, 3rd Floor

Philadelphia, Pennsylvania 19103

Legal Counsel

Morgan, Lewis & Bockius LLP

1111 Pennsylvania Avenue, NW

Washington, DC 20004

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

(b)	Not applicable for this Registrant.

Item 2. Code of Ethics.

Not applicable for semi-annual reports

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable for semi-annual reports.

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant.  There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Trust for Advised Portfolios

By /s/ Christopher E. Kashmerick
                  Christopher E. Kashmerick, President

Date March xx, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Christopher E. Kashmerick
                  Christopher E. Kashmerick, President

Date March xx, 2021

By /s/ Russell B. Simon
                  Russell B. Simon, Treasurer

Date March xx, 2021